Share based compensation (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, number of shares, Beginning
Weighted-Average Exercise Price Per Share, beginning
Number of Options granted	436,226	120,002
Number of options, canceled and forfeited
Options Outstanding, number of shares, Ending
Weighted-Average Exercise Price Per Share, Ending
Options vested		7,409,701
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, number of shares, Beginning	7,409,701
Weighted-Average Exercise Price Per Share, beginning	$ 2.16
Aggregate intrinsic value outstanding, beginning	$ 25,868
Number of Options granted	825,000	7,415,262
Weighted average exercise, granted	$ 8.14	$ 2.16
Number of options exercised
Weighted average exercise, exercised
Number of options, canceled and forfeited	(50,197)	(5,561)
Weighted average exercise, canceled and forfeited	$ 2.16	$ 2.16
Weighted average remaining life		9 years 3 months
Options Outstanding, number of shares, Ending	8,184,504	7,409,701
Weighted-Average Exercise Price Per Share, Ending	$ 2.76	$ 2.16
Weighted average remaining life	8 years 3 months 14 days
Aggregate intrinsic value outstanding, ending	$ 24,507	$ 25,868
Options vested	4,569,862
Weighted average exercise vested	$ 2.23
Weighted average remaining life vested	8 years 3 months 7 days
Aggregate intrinsic value vested	$ 15,030